Supplement to the
Fidelity®
Structured Large Cap Value Fund,
Fidelity
Structured Mid Cap Value Fund,
Fidelity
Structured Large Cap Growth Fund, and
Fidelity
Structured Mid Cap Growth Fund
October 22, 2001
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity®

Structured Large Cap Value

Fund

(fund number 708, trading symbol FSLVX)

Fidelity

Structured Mid Cap Value

Fund

(fund number 762, trading symbol FSMVX)

Fidelity

Structured Large Cap Growth

Fund

(fund number 763, trading symbol FSLGX)

Fidelity

Structured Mid Cap Growth

Fund

(fund number 793, trading symbol FSMGX)

LMC-01-01 November 18, 2001
1.766529.100